    The Company You Keep®

New York Life Insurance Company

51 Madison Avenue

New York, NY  10010

Bus:  212-576-7558

Fax:  212-447-0569

E-mail :  charles_a_whites@newyorklife.com

www.newyorklife.com

Charles A. Whites, Jr.

Vice President & Associate General Counsel

September 9, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation
Facilitator® Multi-Funded Retirement Annuity MFA I
File No. 811-03831

New York Life Insurance and Annuity Corporation
Facilitator® Multi-Funded Retirement Annuity MFA II
File No. 811-03830

Commissioners:

The Semi-Annual Reports dated June 30, 2015 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of policies offered through New York Life Insurance and Annuity Corporation Facilitator® Multi-Funded Retirement Annuity MFA I and New York Life Insurance and Annuity Corporation Facilitator® Multi-Funded Retirement Annuity MFA II of New York Life Insurance and Annuity Corporation pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of MainStay VP Funds Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000887340, File No. 811-03833.

Sincerely,

/s/ Charles A. Whites, Jr.
Charles A. Whites, Jr.
Vice President & Associate General Counsel